Form 24F-2

                             Annual Notice of Securities Sold
                                  Pursuant to Rule 24f-2

1.       Name and address of issuer:   TIFF Investment Program, Inc.
                                            2405 Ivy Road
                                            Charlottesville, VA 22903

2.       Name of each series or class of funds for which this notice is filed:

         (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes): X

3.       Investment Company Act File Number:  811-8234

         Securities Act File Number: 33-73408

4a.      Last day of fiscal year for which this notice is filed: 12/31/97


4b. Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the firm is being filed late, interest must be paid on the registration fee due.


4c.   Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

          (i)      Aggregate sale price of securities sold during the fiscal
                   year pursuant to section 24(f):     $471,955,564
          (ii)     Aggregate price of securities redeemed or repurchased during
                   the fiscal  year:   $188,927,036
          (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                   payable to the Commission:               $0
          (iv)     Total available redemption credits (add Items 5(ii) and
                   5(iii):               $0
          (v)      Net Sales- if Item 5(i) is greater than Item 5(iv)
                   [subtract Item 5(iv)   from Item 5(i):      $283,028,528
          (vi)     Redemption credits available for use in future years- if
                   Item 5(i) is less than 5(iv) [subtract Item 5(iv) from Item
                   5(i):   $0
          (vii)    Multiplier for determining registration fees (See Instruction
                   C.9):      .000295
          (viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
                   (enter "0" if no fee is due):     $83,493.41



6.       Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number
of shares or other units) deducted here:    $0
-If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, the state that number here: $0

7. Interest Due- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7]: $83,493.41

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 26, 1998


Method of Delivery:              X          Wire Transfer


                                            Mail or other means

                                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated.

Date:   March 27, 1998


By                         /s/ William E. Vastardis
                           William E. Vastardis
                           Secretary